Commitments and Contingencies - Additional Information (Detail) $ in Thousands, $ in Millions	6 Months Ended
	Jun. 30, 2025 USD ($)		Jun. 30, 2025 CAD ($)
Disclosure of contingent liabilities [line items]
Upfront cash consideration to be paid	$ 322,000	[1],[2]
Loma de La Plata [member]
Disclosure of contingent liabilities [line items]
Upfront cash consideration to be paid	32,000
Toroparu [member]
Disclosure of contingent liabilities [line items]
Upfront cash consideration to be paid	$ 138,000
Reduced stream percentage of gold	0.909%		0.909%
Current stream percentage of gold	10.00%		10.00%
Amount of non-refundable advance	$ 2,000
Current stream percentage of silver	50.00%		50.00%
Reduced stream percentage of silver	0.00%		0.00%
Cotabambas [member]
Disclosure of contingent liabilities [line items]
Upfront cash consideration to be paid	$ 126,000
Amount of non-refundable advance	2,000
Kutcho [member]
Disclosure of contingent liabilities [line items]
Upfront cash consideration to be paid	58,000
Salobo [member] | Bottom of range [member] | Mill Throughput Capacity Expansion [member] | High Grade Mine Plan [Member]
Disclosure of contingent liabilities [line items]
Estimated expansion payments	5,100
Salobo [member] | Top of range [member] | Mill Throughput Capacity Expansion [member] | High Grade Mine Plan [Member]
Disclosure of contingent liabilities [line items]
Estimated expansion payments	8,500
Marmato [member]
Disclosure of contingent liabilities [line items]
Upfront cash consideration to be paid	82,000
Fenix Gold [Member]
Disclosure of contingent liabilities [line items]
Upfront cash consideration to be paid	100,000
Secured standby loan facility	20,000
Marathon [Member]
Disclosure of contingent liabilities [line items]
Upfront cash consideration to be paid	147,000		$ 200
Santo Domingo [Member]
Disclosure of contingent liabilities [line items]
Upfront cash consideration to be paid	260,000
Copper World [Member]
Disclosure of contingent liabilities [line items]
Upfront cash consideration to be paid	230,000
First installment payable on permitting projet	50,000
Balance installment amount payable once project costs incurred exceeds specified amount	180,000
Project costs incurred to trigger balance installment payable	98,000
Kudz Ze Kayah [Member]
Disclosure of contingent liabilities [line items]
Additional contingency payment for agreement	5,000
Curraghinalt [Member]
Disclosure of contingent liabilities [line items]
Upfront cash consideration to be paid	55,000
Cangrejos [Member]
Disclosure of contingent liabilities [line items]
Upfront cash consideration to be paid	252,000
Mineral Park [Member]
Disclosure of contingent liabilities [line items]
Maximum credit facility to be provided	25,000
Kurmuk [Member]
Disclosure of contingent liabilities [line items]
Upfront cash consideration to be paid	88,000
Kone [Member]
Disclosure of contingent liabilities [line items]
Upfront cash consideration to be paid	469,000
Maximum credit facility to be provided	75,000
El Domo [Member]
Disclosure of contingent liabilities [line items]
Upfront cash consideration to be paid	175,500
Cash Consideration That Will Be Paid To Support Certain Local Community Development Initiatives	$ 250

[1]	Expressed in thousands of United States dollars; excludes closing costs and capitalized interest, where applicable.
[2]	Please refer to Note 25 for details of when the remaining upfront consideration to be paid becomes due.